CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Cash flows provided by operating activities:
Net income	$ 197,128		$ 163,665	$ 531,476	$ 395,917
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense				391,845	436,217
Impairment of operating right-of-use assets and related property, plant and equipment				12,559	8,845
Reduction in carrying value of operating right-of-use assets				29,820	33,979
Loss on equity method investments	0		0	0	383
Acquisition-related gain				0	(6,160)
Amortization of financing costs and debt discount				22,066	12,485
Stock compensation expense				41,183	47,303
Deferred tax benefit				(86,579)	(114,487)
Unrealized foreign exchange movements				34,018	(7,670)
Other non-cash items				26,828	21,966
Changes in operating assets and liabilities:
Accounts receivable				352,795	(139,096)
Unbilled revenue				(423,533)	14,370
Unearned revenue				(72,930)	158,269
Other net assets				88,790	(141,425)
Net cash provided by operating activities				948,338	720,896
Cash flows used in investing activities:
Purchase of property, plant and equipment				(106,772)	(87,980)
Purchase of subsidiary undertakings (net of cash acquired)				(85,629)	(5,100)
Payments for (Proceeds from) Short-Term Investments				1,954	(241)
Proceeds from investments in equity				2,671	0
Purchase of investments in equity				(10,131)	(10,829)
Net cash used in investing activities				(197,907)	(104,150)
Cash flows used in financing activities:
New Notes issue costs				(12,678)	0
Drawdown of credit lines and loan facilities				2,242,480	305,000
Repayment of credit lines and loan facilities				(2,595,323)	(930,000)
Proceeds from exercise of equity compensation				32,379	36,517
Share issue costs				(17)	(14)
Repurchase of ordinary shares				(100,000)	0
Share repurchase costs				(68)	0
Net cash used in financing activities				(433,227)	(588,497)
Effect of exchange rate movements on cash				201	(3,952)
Net increase in cash and cash equivalents				317,405	24,297
Cash and cash equivalents at beginning of period		$ 313,065		378,102	288,768	$ 288,768
Cash and cash equivalents at end of period	$ 695,507	$ 378,102	$ 313,065	$ 695,507	$ 313,065	$ 378,102